Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
C000028070
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 26,001	$ 23,275	$ 21,933	$ 30,336	$ 22,063	$ 18,440	$ 16,801	$ 12,830	$ 10,818	$ 11,598	$ 10,000
C000028067
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 24,330	21,819	20,619	28,566	20,833	17,447	15,928	12,199	10,302	11,065	9,570
C000028069
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 23,508	21,293	20,246	28,293	20,769	17,537	16,130	12,455	10,599	11,487	10,000
C000028073
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 25,949	23,241	21,919	30,314	22,051	18,430	16,793	12,832	10,826	11,590	10,000
C000144785
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 26,129	23,382	22,019	30,448	22,135	18,483	16,829	12,856	10,826	11,601	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,403	28,165	24,921	26,134	19,153	17,108	15,843	13,629	11,745	11,121	10,000
Alliance Bernstein Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 25,902	23,142	21,039	27,093	19,520	17,210	16,265	13,312	11,461	11,859	10,000
Alliance Bernstein Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 25,902	23,142	21,039	27,093	19,520	17,210	16,265	13,312	11,461	11,859	10,000
Alliance Bernstein Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 25,902	23,142	21,039	27,093	19,520	17,210	16,265	13,312	11,461	11,859	10,000
Alliance Bernstein Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 25,902	23,142	21,039	27,093	19,520	17,210	16,265	13,312	11,461	11,859	10,000
Alliance Bernstein Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index
Account Value	$ 25,902	$ 23,142	$ 21,039	$ 27,093	$ 19,520	$ 17,210	$ 16,265	$ 13,312	$ 11,461	$ 11,859	$ 10,000